Other Finance Expenses - Components Interest Cost (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Other Finance Expenses
Interest expense	$ 6,148	$ 7,886	$ 12,418	$ 17,712
Amortization of debt issuance cost and fair value of debt assumed	656	626	1,758	1,262
Total interest cost	$ 6,804	$ 8,512	$ 14,176	$ 18,974